                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: March 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Term Municipal Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended March 31, 2006

Total Return for the 12 Months Ended March 31, 2006

Morgan Stanley Limited Term Municipal Trust	Lehman Brothers Municipal Bond Index (10-Year)[1]	Lipper Intermediate Municipal Debt Funds Index[2]
3.70%	3.31%	2.87%

The Fund's total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Over the 12 months ending March 31, 2006, events ranging from the Gulf Coast hurricanes to soaring oil prices raised market concern about the sustainability of economic growth. Some observers initially believed the economy would suffer significant adverse after-effects from Hurricane Katrina. However, as time progressed, it became apparent that the impact on the economy would be smaller and more temporary than anticipated. Even the sharply higher energy prices failed to interrupt the positive economic momentum, and real gross domestic product growth continued at a favorable pace throughout the period.

Given the economy's solid growth and relatively low inflation, the Federal Open Market Committee (the ‘‘Fed’’) continued with its targeting policy, raising the federal funds target rate from 2.75 percent to 4.75 percent through eight increases of 25 basis points each. Moreover, as the reporting period came to a close, comments by the Fed suggested that the current tightening cycle was not over.

Yields on short-term municipal bonds followed the Fed's target rate and rose steadily throughout the period. In contrast, intermediate bond yields increased modestly. Representative yields on 10-year AAA rated municipal bonds began the period at 3.85 percent, reached an interim low of 3.40 percent in June and ended at a high of 4.00 percent. Accordingly, the slope of the yield curve flattened as the difference between short-term and intermediate-term interest rates narrowed substantially. Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight. (Credit spreads measure the incremental yield investors require to assume additional credit risk. When credit spreads tighten, lower-rated issues typically outperform high-grade issues.)

Long-term municipal volume increased 13 percent to a record $408 billion in 2005. The flatter yield curve and low long-term interest rates encouraged municipalities to refinance their debt. Refundings accounted for 30 percent of annual volume, nearly a 50 percent increase over 2004. In the first three months of calendar year 2006, volume dropped 30 percent compared to the same period in 2005.

The municipal-to-Treasury yield ratio, which gauges the performance between the two markets, remained attractive for tax-exempt bonds. As a result, institutional investors — such as hedge funds and arbitrage accounts — that normally focus on taxable bond sectors ‘‘crossed-over’’ to purchase municipal bonds. Demand from individual investors was less robust, given the low absolute level of yields.

Performance Analysis

Morgan Stanley Limited Term Municipal Trust outperformed the Lehman Brothers Municipal Bond Index (10-Year) and the Lipper Intermediate Municipal Debt Funds Index for the 12 months ended March 31, 2006.

In anticipation of continued Fed tightening and generally higher interest rates, the Fund made modest ongoing adjustments. For example, a U.S. Treasury futures strategy was used to reduce the portfolio's interest rate volatility. At the end of March, the Fund's option-adjusted duration* was 4.3 years. This conservative duration positioning tempered the Fund's total returns when rates declined, but helped total returns when rates rose.

Overall, the Fund maintained a high average credit quality, with more than 85 percent of the bonds in the portfolio rated A or higher at the close of the period. The Fund reduced exposure to insured AAA holdings and increased exposure to BBB rated investment grade credits. This security mix had a positive impact on performance during the period, as lower-rated issues outperformed high-grade bonds. Reflecting a commitment to diversification, the Fund's net assets of $191.6 million were invested among 13 long-term sectors and 98 credits.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.
There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP FIVE SECTORS
Transportation Facilities	13.8%
General Obligation	12.4
Electric	11.1
Educational Facilities	11.1
Public Facilities	10.4

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	68.5%
Aa/AA	11.8
A/A	6.9
Baa/BBB	8.9
N/R	3.9

Data as of March 31, 2006. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in intermediate-term securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund's Investment Adviser, Morgan Stanley Investment Advisors Inc., generally invests the Fund's assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and their respective agencies. In deciding which securities to buy, hold or sell, the Investment Adviser considers market, economic and political conditions.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Distribution by Maturity
(% of Long-Term Portfolio) As of March 31, 2006

Weighted Average Maturity: 9 Years(a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates.
Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets

Alabama	1.1%
Alaska	0.6
Arizona	2.2
Arkansas	0.5
California	12.2
Colorado	1.7
Delaware	1.1
Florida	8.9
Georgia	2.0
Hawaii	0.5
Illinois	4.2
Indiana	1.9
Kansas	1.6
Kentucky	0.3
Maine	1.1
Maryland	3.9
Massachusetts	1.2
Michigan	2.0
Minnesota	1.6
Missouri	4.5
Nevada	2.1
New Hampshire	1.0
New Jersey	3.3
New York	9.6
Ohio	5.3
Oregon	1.7
Pennsylvania	2.8
South Carolina	0.6
Tennessee	1.5
Texas	8.6
Virginia	3.0
Washington	5.1
Total †	97.7%

†	Does not include open short futures contracts with an underlying face amount of $47,387,501 with unrealized appreciation of $376,498.

Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns — Period Ended March 31, 2006

	(since 07/12/93)
Symbol	DWLTX
1 Year	3.70%	[3]
5 Years	4.16	[3]
10 Years	4.49	[3]
Since Inception	4.40	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	The Lehman Brothers Municipal Bond Index (10-Year) measures the performance of municipal bonds rated at least Baa+ by Moody's Investors Service, Inc., and with maturities ranging between 8 and 12 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Intermediate Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions. There is no sales charge.
‡	Ending value assuming a complete redemption on March 31, 2006.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/05 – 03/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/01/05	03/31/06	10/01/05 – 03/31/06
Actual (1.00% return)	$1,000.00	$1,010.00	$3.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.89	$3.07

*	Expenses are equal to the Fund's annualized expense ratio of 0.61% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.71%.

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2006

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax Exempt Municipal Bonds (94.8%)
	General Obligation (12.4% )
$3,150	La Mesa-Spring Valley School District, California, 2005 Refg (FGIC)	5.00%	08/01/18	$3,351,505
1,000	Pueblo School District No 60, Colorado, Ser 2002 (FSA)	5.375	12/15/14	1,087,220
2,000	Sussex County, Delaware, Ser 2003 (Ambac)	5.00	10/15/11	2,124,260
715	Du Page County Community Unit School District No 200, Illinois, Wheaton Warrenville Ser 2003 C (FSA)	5.25	10/01/15	770,884
1,500	Evanston, Illinois, Ser 2005	5.00	12/01/18	1,583,415
1,000	Massachusetts, Ser 2001 D (MBIA)	6.00	11/01/13	1,127,720
3,000	Jackson County Reorganized School District No 4, Missouri,
	Ser 2005 (FSA)	5.00	03/01/17	3,115,590
	New York City, New York,
1,000	2003 Ser C (FSA)	5.25	08/01/11	1,069,350
3,000	2005 Ser H	5.00	08/01/15	3,167,760
2,000	Bellevue School District No 405, Washington, Ser 2002 (FGIC)	5.00	12/01/15	2,116,760
2,030	North Kitsap School District No 400, Washington, Refg Ser 2005 (FSA)	5.125	12/01/18	2,165,503
2,000	Spokane School District No 81, Washington, Ser 2003 (FSA)	5.25	12/01/13	2,151,500
22,395				23,831,467
	Educational Facilities Revenue (11.1% )
1,000	University of Arizona, Ser 2005 B COPs (Ambac)	5.00	06/01/20	1,048,260
2,000	Miami-Dade County Educational Facilities Authority, Florida, University of Miami Ser 2004 A (Ambac)	5.00	04/01/16	2,120,320
1,500	University of Central Florida, UCF Convocation Corp
	COPs Ser 2005 A (FGIC)	5.00	10/01/17	1,589,355
3,000	University of Illinois, COPs Ser 2003 (Ambac)	5.00	10/01/14	3,175,590
1,000	Purdue University, Indiana, Student Facilities Ser 2003 A	5.375	07/01/14	1,079,530
2,000	University of Maine, Ser 2002 (FSA)	5.375	03/01/12	2,167,100
1,000	New Jersey Educational Facilities Authority, Rowan University Ser 2003 I (FGIC)	5.25	07/01/14	1,078,910
1,500	New York State Dormitory Authority, New York, Columbia University Ser 2004 C (Mandatory Tender 07/01/07)	5.00	07/01/29	1,525,140
1,000	Pennsylvania State University, Refg Ser 2002	5.25	08/15/13	1,083,060
1,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Ser 2002	5.25	09/15/14	1,075,430
490	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, University of Tennessee Chattanooga Refg Ser 2005 A	5.00	10/01/15	497,595

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,000	Southwest Higher Education Authority, Texas, Southern Methodist University Ser 2002 (Ambac)	5.50%	10/01/13	$1,090,610
2,000	Texas Tech University, Refg & Impr Ser 2003 (Ambac)	5.25	02/15/15	2,146,280
1,500	University of Texas, Ser 2004 D	5.25	08/15/13	1,622,595
19,990				21,299,775
	Electric Revenue (11.1%)
1,000	Arizona Power Authority, Hoover Uprating Refg Ser 2001 A	5.25	10/01/16	1,087,970
	California Department of Water Resources,
1,000	Power Supply Ser 2002 A (MBIA)	5.50	05/01/13	1,094,690
2,000	Power Supply Ser 2002 A (Ambac)	5.50	05/01/14	2,191,880
2,000	Jacksonville Electric Authority, Florida, St Johns River Power Park Refg Issue 2 Ser 17	5.25	10/01/13	2,120,000
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (MBIA)	5.25	11/01/14	2,148,160
2,000	Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)	5.25	01/01/12	2,143,600
2,000	Southern Minnesota Municipal Agency, Ser 2002 A (Ambac)	5.00	01/01/12	2,118,040
1,000	Long Island Power Authority, New York, Ser 1998 B (MBIA)	5.125	04/01/11	1,037,800
3,000	Ohio Municipal Electric Generation Agency, American Municipal Power-Ohio Inc Refg 2004 (Ambac)	5.00	02/15/16	3,164,040
1,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA)	5.25	01/01/15	1,074,160
1,000	Memphis, Tennesse, Jr Lien Refg Ser 2002	5.00	12/01/10	1,052,880
1,000	Lower Colorado River Authority, Texas, LCRA Services Corp
	Refg Ser 2004 (FGIC)	5.00	05/15/19	1,041,200
1,000	Seattle, Washington, Municipal Light & Power Refg Ser 2000	5.625	12/01/14	1,064,770
20,000				21,339,190
	Hospital Revenue (9.0% )
2,000	Glendale Industrial Development Authority, Arizona, John C Lincoln Health Ser 2005 B	5.25	12/01/22	2,091,660
1,000	Washington County, Arkansas, Washington Regional Medical Center Ser 2005 B	5.00	02/01/19	1,016,000
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical
	Center Refg Ser 2005	5.00	11/15/19	2,078,100
1,825	California Statewide Communities Development Authority,
	Adventist Health West Ser 2005 A	5.00	03/01/19	1,892,032
1,470	Loma Linda, California, Loma Linda University Medical Center Ser 2005 A	5.00	12/01/17	1,517,349
1,000	Alachua County Health Facilities Authority, Florida, Shands Teaching Hospital & Clinics Ser 1996 A (MBIA)	6.25	12/01/11	1,110,490

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,500	Indiana Health Facilities Financing Authority, Community Hospitals Ser 2005 A (Ambac)	5.00%	05/01/20	$2,620,775
1,000	Maryland Health & Higher Educational Facilities Authority,
	Medlantic/Helix Ser 1998 A (FSA)	5.25	08/15/12	1,044,420
2,500	Franklin County, Ohio, Trinity Health Ser 2005 A	5.00	06/01/17	2,626,625
1,250	Johnson City Health & Educational Facilities Board, Tennessee, Mountain States Health Ser 2006 A	5.25	07/01/26	1,275,225
16,545				17,272,676
	Industrial Development/Pollution Control Revenue (7.1%)
2,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp Ser 2006	0.00 ††	06/01/28	1,568,140
1,000	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90	06/01/14	1,137,400
3,000	Clark County Pollution Control Financing Authority, Nevada, Southern California Edison Co 2000 Ser C (AMT) (Mandatory Tender 03/02/09)	3.25	06/01/31	2,908,050
1,000	Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005	5.00	06/01/26	972,080
2,000	New York City Industrial Development Agency, New York, Terminal One Group Association Ser 2005 (AMT)	5.00	01/01/10	2,060,100
1,725	Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)	5.75	05/01/30	1,821,203
2,000	Chesterfield County Industrial Development Authority, Virginia, Virginia Electric & Power Co Ser 1985	5.50	10/01/09	2,037,020
1,000	Tobacco Settlement Financing Corporation, Virginia, Asset Backed Ser 2005	5.25	06/01/19	1,021,450
13,725				13,525,443
	Mortgage Revenue – Single Family (0.5%)
1,000	Virginia Housing Development Authority, 2001 Ser J (MBIA)	4.75	01/01/12	1,031,790
	Public Facilities Revenue (10.4%)
2,000	Jefferson County, Alabama, School Ser 2004 A	5.25	01/01/15	2,130,760
3,000	Manatee County School District, Florida, Sales Tax Ser 2003 (Ambac)	5.00	10/01/15	3,188,730
2,000	Orange County School Board, Florida, COPs Ser 2001 A (Ambac)	5.25	08/01/14	2,146,200
595	Kentucky Property & Buildings Commission, Project No. 69 Ser A (FSA)	5.25	08/01/15	632,896
1,000	Baltimore, Maryland Convention Center Hotel Ser 2006 A (XLCA)	5.25	09/01/21	1,080,360
$2,000	Kansas City School District, Missouri, Elementary School Refg Ser 2003 B (FGIC)	5.00%	02/01/14	$2,126,620

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
1,000	Missouri Board of Public Buildings, Ser A 2003	5.50	10/15/13	1,101,770
2,000	New Jersey Economic Development Authority, School Facilities Construction Refg 2005 Ser N-1 (Ambac) †	5.00	09/01/17	2,123,000
3,000	Erie County Industrial Development Agency, New York,
	Buffalo School District Ser 2003 (FSA)	5.75	05/01/14	3,338,340
1,000	New York State Urban Development Corporation, Correctional & Youth Facilities Refg Ser 2003 A (Mandatory Tender 01/01/09)	5.25	01/01/21	1,037,070
1,000	Ohio Building Authority, Highway Safety Building 2001 Ser A	5.50	10/01/15	1,077,390
18,595				19,983,136
	Recreational Facilities Revenue (1.4%)
1,000	Santa Rosa Rancheria Tachi Yokut Tribe, California, Ser 2006	5.00	03/01/20	991,550
1,575	Detroit, Michigan, CoBo Hall Ser 2003 (MBIA)	5.00	09/30/13	1,671,469
2,575				2,663,019
	Resource Recovery Revenue (3.9%)
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Refg Ser 2003 (AMT) (Ambac)	5.50	04/01/12	3,222,240
1,000	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA)	5.625	01/01/12	1,082,930
3,000	Harrisburg Authority, Pennsylvania, Ser D 2003 (FSA) (Mandatory Tender 10/01/13)	5.00	12/01/33	3,190,140
7,000				7,495,310
	Tax Allocation Revenue (4.1% )
3,000	Burbank Public Financing Authority, California, 2003 Ser A (Ambac)	5.25	12/01/14	3,253,170
1,500	Village of Pingree Grove, Illinois, Cambridge Lakes Ser 2005-1	5.25	03/01/15	1,519,650
3,000	Unified Government of Wyandotte County/Kansas City, Kansas, Area B Refg Ser 2005	4.75	12/01/16	3,049,860
7,500				7,822,680
	Transportation Facilities Revenue (13.8%)
1,000	Alaska International Airports, Ser 2002 B (Ambac)	5.75	10/01/13	1,097,800
2,000	Orange County Transportation Authority, California, Toll Road Refg Ser 2003 A (Ambac)	5.25	08/15/14	2,172,800
2,000	Colorado Department of Transportation, Refg Ser 2002 B (MBIA)	5.00	06/15/11	2,115,960
1,000	Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC)	5.75	10/01/11	1,081,530

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,000	Miami-Dade County Aviation, Florida, Miami Int'l Airport Ser 2003 D (AMT) (MBIA)	5.00%	10/01/12	$2,104,140
1,055	Southwestern Development Authority, Illinois, Tri-City Regional Port District Refg Ser 2003 A (AMT)	4.90	07/01/14	1,051,740
2,000	Maryland Department of Transportation, Ser 2003	5.25	12/15/14	2,189,380
1,000	Minneapolis & St. Paul, Metropolitan Airports Commission, Minnesota, Ser 2005 B (AMT) (Ambac)	5.00	01/01/20	1,034,670
1,000	Missouri Highways & Transportation Commission, Ser A 2000	5.625	02/01/15	1,076,220
1,100	St Louis, Missouri, Lambert-St. Louis Int'l Airport Ser 2003 A (FSA)	5.25	07/01/12	1,181,917
1,000	Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)	5.00	07/01/13	1,047,900
1,750	New Hampshire, Turnpike Refg Ser 2003 (Ambac)	5.00	02/01/16	1,851,605
1,000	Triborough Bridge & Tunnel Authority, New York, Ser 2001 A	5.25	01/01/14	1,069,140
	Dallas/Fort Worth International Airport, Texas,
3,500	Refg Ser 2006 A (AMT) (XLCA)	5.00	11/01/12	3,601,745
2,000	Refg Ser 2006 A (AMT) (XLCA)	5.00	11/01/13	2,054,120
1,500	Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)	5.25	07/15/13	1,624,635
24,905				26,355,302
	Water & Sewer Revenue (6.7%)
1,500	Indian Trace Development District, Florida, Water Management Refg Ser 2005 (MBIA)	5.00	05/01/20	1,593,795
1,500	Clayton County Water Authority, Georgia, Refg Ser 2003	5.25	05/01/14	1,627,500
1,000	Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)	5.25	07/01/13	1,053,830
2,000	Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003 (FGIC)	5.00	12/01/14	2,130,560
3,000	Portland, Oregon, Sewer Refg 2004 Ser B (FSA)	5.00	06/01/17	3,197,580
1,000	Houston, Texas, Combined Utility First Lien Refg Ser 2004 A (MBIA)	5.25	05/15/10	1,057,850
2,000	West Harris County Regional Water Authority, Texas, Ser 2005 (FSA)	5.00	12/15/17	2,107,340
12,000				12,768,455
	Other Revenue (3.3%)
2,000	Golden State Tobacco Securitization Corporation, California,
	Enhanced Asset Backed Ser 2005 A (Ambac)	5.00	06/01/21	2,076,800
1,000	New Jersey Economic Development Authority, Cigarette Tax
	Ser 2004 (FGIC)	5.00	06/15/12	1,055,990
3,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B	5.50	06/01/15	3,182,190
6,000				6,314,980
172,230	Total Tax-Exempt Municipal Bonds (Cost $181,655,847)			181,703,223

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Short-Term Tax-Exempt Municipal Obligations (2.9%)
$3,300	Cuyahoga County, Ohio, University Hospital of Cleveland
	Ser 1985 (Demand 04/03/06)	3.15	*%	01/01/16	$3,300,000
2,265	Washington Health Care Facilities Authority, Virginia Mason Medical Center Ser 1997 B (MBIA) (Demand 04/03/06)	3.15	*	02/15/27	2,265,000
5,565	Total Short-Term Tax Exempt Municipal Obligations (Cost $5,565,000)				5,565,000
$177,795	Total Investments (Cost $187,220,847) (a) (b)			97.7%	187,268,223
	Other Assets in Excess of Liabilities			2.3	4,374,369
	Net Assets			100.0%	$191,642,592

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
†	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $220,000.
††	Security is a "step-up" bond where the coupon increases on a predetermined future date.
*	Current coupon of variable rate demand obligation.
(a)	Securities have been designated as collateral in an amount equal to $47,545,236 in connection with open futures contracts.
(b)	The aggregate cost for federal income tax purposes is $187,219,376. The aggregate gross unrealized appreciation is $1,281,777 and the aggregate gross unrealized depreciation is $1,232,930 resulting in net unrealized appreciation of $48,847.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Corporation.

Futures Contracts Open at March 31, 2006:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
250	Short	U.S. Treasury Notes 5 Year	$(26,109,375)	$145,798
		June 2006
200	Short	U.S. Treasury Notes 10 Year	(21,278,126)	230,700
		June 2006
		Total Unrealized Appreciation		$376,498

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements

Statement of Assets and Liabilities

March 31, 2006

Assets:
Investments in securities, at value (cost $187,220,847)	$187,268,223
Cash	121,815
Receivable for:
Interest	2,584,120
Investments sold	1,718,977
Shares of beneficial interest sold	251,517
Prepaid expenses and other assets	15,449
Total Assets	191,960,101
Liabilities:
Payable for:
Shares of beneficial interest redeemed	86,363
Investment advisory fee	48,992
Dividends to shareholders	36,936
Variation margin	27,344
Administration fee	13,108
Transfer agent fee	3,860
Accrued expenses and other payables	100,906
Total Liabilities	317,509
Net Assets	$191,642,592
Composition of Net Assets:
Paid-in-capital	$191,315,416
Net unrealized appreciation	423,874
Accumulated undistributed net investment income	1,471
Accumulated net realized loss	(98,169)
Net Assets	$191,642,592
Net Asset Value Per Share
17,706,913 shares outstanding (unlimited shares authorized of $.01 par value)	$10.82

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statement of Operations

For the year ended March 31, 2006

Net Investment Income:
Interest Income	$7,821,260
Expenses
Investment advisory fee	835,157
Transfer agent fees and expenses	164,634
Administration fee	159,077
Professional fees	74,774
Shareholder reports and notices	49,070
Registration fees	35,877
Custodian fees	11,940
Trustees' fees and expenses	8,004
Other	30,726
Total Expenses	1,369,259
Less: amounts waived	(148,942)
Less: expense offset	(11,373)
Net Expenses	1,208,944
Net Investment Income	6,612,316
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	80,406
Futures contracts	1,284,307
Net Realized Gain	1,364,713
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(571,441)
Futures contracts	(173,688)
Net Depreciation	(745,129)
Net Gain	619,584
Net Increase	$7,231,900

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED MARCH 31, 2006	FOR THE YEAR ENDED MARCH 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,612,316	$6,142,606
Net realized gain (loss)	1,364,713	(1,627,573)
Net change in unrealized appreciation/depreciation	(745,129)	(3,191,668)
Net Increase	7,231,900	1,323,365
Dividends and Distributions to Shareholders from:
Net investment income	(6,612,172)	(6,142,346)
Net realized gain	(227,501)	—-
Total Dividends and Distributions	(6,839,673)	(6,142,346)
Net increase (decrease) from transactions in shares of beneficial interest	(10,091,493)	27,884
Net Decrease	(9,699,266)	(4,791,097)
Net Assets:
Beginning of period	201,341,858	206,132,955
End of Period (Including accumulated undistributed net investment income of $1,471 and $1,327, respectively)	$191,642,592	$201,341,858

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2006

1.   Organization and Accounting Policies

Morgan Stanley Limited Term Municipal Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2006 continued

portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.42% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Effective June 1, 2005, the Investment Adviser has agreed to cap the Fund’s operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent such operating expenses exceed 0.60% of the daily net assets of the Fund on an annualized basis. These voluntary assumptions/waivers may be discontinued at any time.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2006 aggregated $54,007,900 and $67,647,347, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2006 continued

Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended March 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,606. At March 31, 2006, the Fund had an accrued pension liability of $51,408 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED MARCH 31, 2006		FOR THE YEAR ENDED MARCH 31, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,949,291	$43,091,484	5,478,741	$59,735,434
Reinvestment of dividends	448,693	4,893,039	393,520	4,287,109
	4,397,984	47,984,523	5,872,261	64,022,543
Redeemed	(5,327,718)	(58,076,016)	(5,883,147)	(63,994,659)
Net increase (decrease)	(929,734)	$(10,091,493)	(10,886)	$27,884

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2006 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED MARCH 31, 2006	FOR THE YEAR ENDED MARCH 31, 2005
Tax-exempt income	$6,608,930	$6,143,783
Long-term capital gains	227,501	—
Total distributions	$6,836,431	$6,143,783

As of March 31, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$88,631
Undistributed ordinary income	199,972
Undistributed long-term gains	78,381
Net accumulated earnings	366,984
Temporary differences	(88,655)
Net unrealized appreciation	48,847
Total accumulated earnings	$327,176

During the year ended March 31, 2006, the Fund utilized its net capital loss carryforward of $685,193.

As of March 31, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable.

6.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2006 continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

Morgan Stanley Limited Term Municipal Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MARCH 31,
	2006		2005		2004		2003		2002
Selected Per Share Data:
Net asset value, beginning of period	$10.80		$11.05		$10.96		$10.30		$10.37
Income (loss) from investment operations:
Net investment income	0.36		0.34		0.33		0.34		0.36
Net realized and unrealized gain (loss)	0.03		(0.25)		0.09		0.66		(0.07)
Total income from investment operations	0.39		0.09		0.42		1.00		0.29
Less dividends and distributions from:
Net investment income	(0.36)		(0.34)		(0.33)		(0.34)		(0.36)
Net realized gain	(0.01)		—		—		—		—
Total dividends and distributions	(0.37)		(0.34)		(0.33)		(0.34)		(0.36)
Net asset value, end of period	$10.82		$10.80		$11.05		$10.96		$10.30
Total Return†	3.70%		0.81%		3.90%		9.81%		2.82%
Ratios to Average Net Assets:
Expenses	0.61	%(1)(2)	0.68	%(1)	0.68	%(1)	0.70	%(1)	0.82	%(1)
Net investment income	3.33	%(2)	3.09%		2.97%		3.08%		3.45%
Supplemental Data:
Net assets, end of period, in thousands	$191,643		$201,342		$206,133		$143,939		$70,934
Portfolio turnover rate	28%		32%		46%		31%		45%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator for the period June 1, 2005 through March 31, 2006, the annualized expense and net investment income ratios would have been 0.69% and 3.25%, respectively.

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Limited Term Municipal Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Term Municipal Trust (the ‘‘Fund’’), including the portfolio of investments, as of March 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Term Municipal Trust as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
May 19, 2006

Morgan Stanley Limited Term Municipal Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	Director of various business organizations.
Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	197	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Limited Term Municipal Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (69) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.
Fergus Reid (73) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Limited Term Municipal Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None.
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley; Director of Dean Witter Realty Inc.	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Limited Term Municipal Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	Since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Global Operating Officer of Morgan Stanley Investment Management Inc.; Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Ltd.; Vice President (since February 2006) of the Retail and Institutional Funds.
Dennis F. Shea (52) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President (since February 2006) of the Retail and Institutional Funds. Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.
Amy R. Doberman (44) 1221 Avenue of Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Limited Term Municipal Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (40) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer (since July 2003) and Chief Financial Officer (since September 2002)	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Thomas F. Caloia (60) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds. Formerly, Treasurer of the Retail Funds (April 1989-July 2003).

Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

2006 Federal Tax Notice (unaudited)

During the fiscal year ended March 31, 2006, the Fund paid to its shareholders $0.36 per share from tax-exempt income.

Also during the fiscal year ended March 31, 2006, the Fund paid to its shareholders $0.01 per share from long-term capital gains.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

37993 RPT-RA06-00392P-Y03/06	MORGAN STANLEY FUNDS
Morgan Stanley Limited Term Municipal Trust Annual Report March 31, 2006

Item 2. Code of Ethics.

(a)  The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

                                       2

2006
                                  REGISTRANT          COVERED ENTITIES(1)
  AUDIT FEES..................    $ 30,446            N/A

  NON-AUDIT FEES
      AUDIT-RELATED FEES......    $    540 (2)        $ 5,190,300 (2)
      TAX FEES................    $  4,865 (3)        $ 2,044,491 (4)
      ALL OTHER FEES..........    $      -            $         -
  TOTAL NON-AUDIT FEES........    $  5,405            $ 7,234,791

  TOTAL.......................    $ 35,851            $ 7,234,791

2005
                                  REGISTRANT            COVERED ENTITIES(1)
  AUDIT FEES.................     $ 29,002              N/A

  NON-AUDIT FEES
      AUDIT-RELATED FEES.....     $    452 (2)          $ 3,215,745 (2)
      TAX FEES...............     $  4,803 (3)          $    24,000 (4)
      ALL OTHER FEES.........     $      -              $         -
  TOTAL NON-AUDIT FEES.......     $  5,255              $ 3,239,745

  TOTAL......................     $ 34,257              $ 3,239,745

N/A- Not applicable, as not required by Item 4.

(1)  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5)  All other fees represent project management for future business applications and improving business and operational processes.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     Morgan Stanley Retail Funds
     ---------------------------
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited
     Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

                                       7

     Morgan Stanley Institutional Funds
     ----------------------------------
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited
     Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006

                                       10

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005
            ---------------------------------------------------------

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       13

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

-----------------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

          policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the
          Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                               SEPTEMBER 20, 2005

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1.   Active Assets Government Securities Trust ("AA Government")
2.   Active Assets Institutional Government Securities Trust ("AA Institutional
     Government")
3.   Active Assets Institutional Money Trust ("AA Institutional Money")
4.   Active Assets Money Trust ("AA Money")
5.   Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.   Morgan Stanley U.S. Government Money Market Trust ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7.   Active Assets California Tax-Free Trust ("AA California")
8.   Active Assets Tax-Free Trust ("AA Tax-Free")
9.   Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
     Daily")
10.  Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11.  Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12.  Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+
13.  Morgan Stanley Allocator Fund ("Allocator Fund")+
14.  Morgan Stanley American Opportunities Fund ("American Opportunities")+
15.  Morgan Stanley Biotechnology Fund ("Biotechnology Fund")+
16.  Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
17.  Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
18.  Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
19.  Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
20.  Morgan Stanley European Equity Fund Inc. ("European Equity")+
21.  Morgan Stanley Financial Services Trust ("Financial Services")+
22.  Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
23.  Morgan Stanley Global Advantage Fund ("Global Advantage")+
24.  Morgan Stanley Global Dividend Growth Securities ("Global Dividend
     Growth")+

                                       17

25.  Morgan Stanley Global Utilities Fund ("Global Utilities")+
26.  Morgan Stanley Growth Fund ("Growth Fund")+
27.  Morgan Stanley Health Sciences Trust ("Health Sciences")+
28.  Morgan Stanley Income Builder Fund ("Income Builder")+
29.  Morgan Stanley Information Fund ("Information Fund")+
30.  Morgan Stanley International Fund ("International Fund")+
31.  Morgan Stanley International SmallCap Fund ("International SmallCap")+
32.  Morgan Stanley International Value Equity Fund ("International Value")+
33.  Morgan Stanley Japan Fund ("Japan Fund")+
34.  Morgan Stanley KLD Social Index Fund ("KLD Social Index")+
35.  Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
36.  Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
37.  Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
38.  Morgan Stanley Natural Resource Development Securities Inc. ("Natural
     Resource")+
39.  Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
40.  Morgan Stanley Real Estate Fund ("Real Estate")+
41.  Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
42.  Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
43.  Morgan Stanley Special Growth Fund ("Special Growth")+
44.  Morgan Stanley Special Value Fund ("Special Value")+
45.  Morgan Stanley Total Market Index Fund ("Total Market Index")+
46.  Morgan Stanley Total Return Trust ("Total Return")+
47.  Morgan Stanley Utilities Fund ("Utilities Fund")+
48.  Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

49.  Morgan Stanley Balanced Growth Fund ("Balanced Growth")+
50.  Morgan Stanley Balanced Income Fund ("Balanced Income")+

     ASSET ALLOCATION FUND
     ---------------------

51.  Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS
     --------------------------

52.  Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
53.  Morgan Stanley Flexible Income Trust ("Flexible Income")+
54.  Morgan Stanley Income Trust ("Income Trust")+
55.  Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
56.  Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
57.  Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
58.  Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
     Treasury")
59.  Morgan Stanley Total Return Income Securities Fund ("Total Return Income")+
60.  Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

                                       18

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

61.  Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
62.  Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
63.  Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
64.  Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

     SPECIAL PURPOSE FUNDS
     ---------------------

65.  Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")
     o    American Opportunities Portfolio
     o    Balanced Growth Portfolio
     o    Capital Opportunities Portfolio
     o    Developing Growth Portfolio
     o    Dividend Growth Portfolio
     o    Equally-Weighted S&P 500 Portfolio
     o    Flexible Income Portfolio
     o    Global Equity Portfolio
     o    Growth Portfolio
     o    Money Market Portfolio
     o    Utilities Portfolio

66.  Morgan Stanley Variable Investment Series ("Variable Investment")
     o   Aggressive Equity Portfolio
     o   Dividend Growth Portfolio
     o   Equity Portfolio
     o   European Equity Portfolio
     o   Global Advantage Portfolio
     o   Global Dividend Growth Portfolio
     o   High Yield Portfolio
     o   Income Builder Portfolio
     o   Information Portfolio
     o   Limited Duration Portfolio
     o   Money Market Portfolio
     o   Income Plus Portfolio
     o   S&P 500 Index Portfolio
     o   Strategist Portfolio
     o   Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------

                                       19

67.  Morgan Stanley Government Income Trust ("Government Income")
68.  Morgan Stanley Income Securities Inc. ("Income Securities")
69.  Morgan Stanley Prime Income Trust ("Prime Income")

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------

70.  Morgan Stanley California Insured Municipal Income Trust ("California
     Insured Municipal")
71.  Morgan Stanley California Quality Municipal Securities ("California Quality
     Municipal")
72.  Morgan Stanley Insured California Municipal Securities ("Insured California
     Securities")
73.  Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
74.  Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
75.  Morgan Stanley Insured Municipal Securities ("Insured Municipal
     Securities")
76.  Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
77.  Morgan Stanley Municipal Income Opportunities Trust ("Municipal
     Opportunities")
78.  Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
     Opportunities II")
79.  Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
     Opportunities III")
80.  Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
81.  Morgan Stanley New York Quality Municipal Securities ("New York Quality
     Municipal")
82.  Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
83.  Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
     Investment")
84.  Morgan Stanley Quality Municipal Securities ("Quality Municipal
     Securities")

+-   Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1.   Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

     Active Portfolios:

     o    Active International Allocation Portfolio
     o    Emerging Markets Portfolio
     o    Emerging Markets Debt Portfolio
     o    Equity Growth Portfolio
     o    European Real Estate Portfolio
     o    Focus Equity Portfolio
     o    Global Franchise Portfolio
     o    Global Value Equity Portfolio

                                       20

     o    International Equity Portfolio
     o    International Magnum Portfolio
     o    International Small Cap Portfolio
     o    Money Market Portfolio
     o    Municipal Money Market Portfolio
     o    Small Company Growth Portfolio
     o    U.S. Real Estate Portfolio
     o    Value Equity Portfolio

     Inactive Portfolios*:

     o    China Growth Portfolio
     o    Gold Portfolio
     o    Large Cap Relative Value Portfolio
     o    MicroCap Portfolio
     o    Mortgage-Backed Securities Portfolio
     o    Municipal Bond Portfolio
     o    U.S. Equity Plus Portfolio

2.   Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

     Active Portfolios:

     o    Advisory Foreign Fixed Income II Portfolio
     o    Advisory Foreign Fixed Income Portfolio
     o    Advisory Mortgage Portfolio
     o    Balanced Portfolio
     o    Core Plus Fixed Income Portfolio
     o    Equity Portfolio
     o    High Yield Portfolio
     o    Intermediate Duration Portfolio
     o    International Fixed Income Portfolio
     o    Investment Grade Fixed Income Portfolio
     o    Limited Duration Portfolio
     o    Mid-Cap Growth Portfolio
     o    Municipal Portfolio
     o    U.S. Core Fixed Income Portfolio
     o    U.S. Mid-Cap Value Portfolio
     o    U.S. Small-Cap Value Portfolio
     o    Value Portfolio

------------------
* Have not commenced or have ceased operations

                                       21

     Inactive Portfolios*:
     o    Balanced Plus Portfolio
     o    Growth Portfolio
     o    Investment Grade Credit Advisory Portfolio
     o    Mortgage Advisory Portfolio
     o    New York Municipal Portfolio
     o    Targeted Duration Portfolio
     o    Value II Portfolio

3.   The Universal Institutional Funds, Inc. ("Universal Funds")

     Active Portfolios:
     o    Core Plus Fixed Income Portfolio
     o    Emerging Markets Debt Portfolio
     o    Emerging Markets Equity Portfolio
     o    Equity and Income Portfolio
     o    Equity Growth Portfolio
     o    Global Franchise Portfolio
     o    Global Value Equity Portfolio
     o    High Yield Portfolio
     o    International Magnum Portfolio
     o    Mid-Cap Growth Portfolio
     o    Money Market Portfolio
     o    Small Company Growth Portfolio
     o    Technology Portfolio
     o    U.S. Mid-Cap Value Portfolio
     o    U.S. Real Estate Portfolio
     o    Value Portfolio

     Inactive Portfolios*:
     o    Balanced Portfolio
     o    Capital Preservation Portfolio
     o    Core Equity Portfolio
     o    International Fixed Income Portfolio
     o    Investment Grade Fixed Income Portfolio
     o    Latin American Portfolio
     o    Multi-Asset Class Portfolio
     o    Targeted Duration Portfolio

                                       22

4. Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

     Active Portfolios:
     o    Government Portfolio
     o    Money Market Portfolio
     o    Prime Portfolio
     o    Tax-Exempt Portfolio
     o    Treasury Portfolio

     Inactive Portfolios*:
     o    Government Securities Portfolio
     o    Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.   Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.   Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.   Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.   Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.   Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10.  Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.  The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12   The Malaysia Fund, Inc. ("Malaysia Fund")
13.  The Thai Fund, Inc. ("Thai Fund")
14.  The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END FUND OF HEDGE FUNDS

15.  Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION

MORGAN STANLEY RETAIL FUNDS
1.   Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.   Morgan Stanley Absolute Return Fund
2.   Morgan Stanley Institutional Fund of Hedge Funds II

------------------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 18, 2006
                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 18, 2006
                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 18, 2006                                 /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by
Morgan Stanley Limited Term Municipal Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 18, 2006                                 /s/ Francis Smith
                                                   ---------------------------
                                                   Francis Smith
                                                   Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by
Morgan Stanley Limited Term Municipal Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       31